Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair values of derivatives
Derivative assets	$ 297	$ 325
Derivative liabilities	269	352
Current in "Other current assets"
Fair values of derivatives
Derivative assets	244	278
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	35	22
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	209	256
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	4	5
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	142	169
Current in "Other current assets" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6	2
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	35	29
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		2
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	25	13
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	32	58
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	101	126
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	58	71
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	43	55
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	25	29
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	42	62
Non-current in "Other non-current assets" | Cross-currency interest rate swaps | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets		2
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	16	9
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	16	21
Current in "Other current liabilities"
Fair values of derivatives
Derivative liabilities	223	304
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	6
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	220	298
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	6
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	190	257
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6	6
Current in "Other current liabilities" | Cross-currency interest rate swaps | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	2
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	22	35
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	75	101
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	5	5
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	70	96
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	5
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	63	77
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities		1
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	4
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 7	$ 18